Loan Receivable - Third Party	6 Months Ended
Jun. 30, 2026
Loan Receivable - Third Party [Abstract]
LOAN RECEIVABLE - THIRD PARTY

Note 6 — LOAN RECEIVABLE - THIRD PARTY

Loan receivable – third party, net consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Borrower A	1,321,944	356,944	275,824
Loan receivable – third party	1,321,944	356,944	275,824

The Company provided a term loan to Borrower A, an independent third party, in the principal amount of S$2,621,944 ($2,000,000). The loan bears interest at a fixed rate of 5% per annum and was originally scheduled to mature on April 15, 2025.

As of the date of the issuance of unaudited condensed consolidated financial statements, the Company has collected S$2,265,000 and extended the remaining balance of S$356,944 to October 15, 2026.